Convertible Notes Payable (Tables) - DIAMIR BIOSCIENCES CORP. [Member]	12 Months Ended
May 31, 2025
Convertible Notes Payable (Tables) [Line Items]
Schedule of Convertible Notes Payable	Convertible notes payable consist of the following:
	May 31, 2025	May 31, 2024
Executive director	$872,245	$536,861
Former Chief Scientific Officer	85,417	77,321
Total	$957,662	$614,182

Schedule of Interest Expense	Interest expense consists of the following in the years ended May 31:
	2025	2024
Interest on notes	$38,508	$23,232
Amortization of discount	43,538	25,367
Total	$82,046	$48,599